Subsequent events (Details) (USD $)	12 Months Ended						0 Months Ended			0 Months Ended					12 Months Ended		3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Feb. 25, 2014 Subsequent event employee	Jan. 02, 2014 Subsequent event	Mar. 26, 2014 Chief Executive Officer (John N. Hatsopoulos) Subsequent event	Dec. 31, 2012 Demand notes	Jan. 06, 2014 Demand notes Subsequent event	Dec. 31, 2013 Demand notes Chief Executive Officer (John N. Hatsopoulos)	Dec. 31, 2012 Demand notes Chief Executive Officer (John N. Hatsopoulos)	Jan. 06, 2014 Revolving credit facility Subsequent event	Dec. 31, 2013 Revolving credit facility Chief Executive Officer (John N. Hatsopoulos)	Jul. 22, 2013 Revolving credit facility Chief Executive Officer (John N. Hatsopoulos)	Mar. 25, 2013 Revolving credit facility Chief Executive Officer (John N. Hatsopoulos)	Jan. 06, 2014 Revolving credit facility Chief Executive Officer (John N. Hatsopoulos) Subsequent event	Dec. 31, 2013 Common stock	Dec. 31, 2012 Common stock	Mar. 17, 2014 Common stock Subsequent event
Subsequent Event [Line Items]
Certificate of deposit securing letter of credit				$ 583,073
Senior convertible promissory note, related party	3,000,000	0				1,337,500	1,750,000	1,750,000	1,300,000
Interest paid on debt	55,639	0					175,311			25,347
Amount outstanding											1,200,000			1,200,000
Shares of common stock issued in private placements															1,476,789	212,500	1,400
Private placements, price in usd per share															$ 4.50		$ 4.50
Stock Issued During Period, Value, New Issues																	6,300
Number of service employees covered under Collective Bargaining Agreement			3
Working capital line of credit with related party					$ 3,500,000							$ 1,055,000	$ 1,500,000